SCHWAB CAPITAL TRUST
Schwab® Balanced Fund
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab® Monthly Income Fund - Target Payout
Schwab® Monthly Income Fund - Flexible Payout
Schwab® Monthly Income Fund - Income Payout
Schwab® Target 2010 Fund
Schwab® Target 2015 Fund
Schwab® Target 2020 Fund
Schwab® Target 2025 Fund
Schwab® Target 2030 Fund
Schwab® Target 2035 Fund
Schwab® Target 2040 Fund
Schwab® Target 2045 Fund
Schwab® Target 2050 Fund
Schwab® Target 2055 Fund
Schwab® Target 2060 Fund
Schwab® Target 2065 Fund
Schwab® Target 2010 Index Fund
Schwab® Target 2015 Index Fund
Schwab® Target 2020 Index Fund
Schwab® Target 2025 Index Fund
Schwab® Target 2030 Index Fund
Schwab® Target 2035 Index Fund
Schwab® Target 2040 Index Fund
Schwab® Target 2045 Index Fund
Schwab® Target 2050 Index Fund
Schwab® Target 2055 Index Fund
Schwab® Target 2060 Index Fund
Schwab® Target 2065 Index Fund
(Each, a fund)
Supplement dated December 1, 2025, to each fund’s currently effective
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Statutory Prospectuses and SAIs and should be read in conjunction with these documents.
Effective December 1, 2025, all references to Drew Hayes in each fund’s Statutory Prospectus and SAI are hereby deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG129473-00 (12/25)
00320770